Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
	Nov. 30, 2018 USD ($) shares	Oct. 31, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Apr. 26, 2017 shares	Feb. 08, 2017 shares	Dec. 31, 2018 USD ($) shares	Jun. 30, 2017 shares	May 31, 2017 shares	Feb. 28, 2017 shares	Aug. 31, 2018 USD ($) $ / shares shares	Apr. 30, 2018 USD ($)	Mar. 05, 2018 $ / shares shares	Aug. 31, 2017 $ / shares shares	Apr. 25, 2017 shares	Dec. 16, 2016 USD ($) $ / shares shares	Aug. 31, 2016 $ / shares	Jan. 27, 2016 shares
Class Of Stock [Line Items]
Description Of Voting Rights										Holders of Class A Ordinary Shares and Class B Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder's vote, each Class A Ordinary Share is entitled to one vote and each Class B Ordinary Share is entitled to 20 votes. Class B Ordinary Shares are convertible at any time by the holder thereof into Class A ordinary shares on a one-for-one basis.
Date of incorporation of the company										Dec. 16, 2016
Common stock, shares issued				5,000,000,000						127,250,000			117,250,000	500,000,000	10
Share capital, par value | $ / shares										$ 0.00001			$ 0.00001		$ 0.00001	$ 0.00001
Authorized share capital | $															$ 50
Common stock, shares authorized															5,000,000,000
Common stock, shares outstanding				100,000,000	100,000,000				100,000,000	127,250,000			117,250,000	10,000,000
Stock split description										The Company has completed its share split on April 26, 2017 on a 10-for-1 basis
Share split ratio				10
2018 Repurchase Program
Class Of Stock [Line Items]
Stock repurchase program, Authorized amount | $											$ 100,000
Stock repurchase program, Retired shares	3,009,655
Number of shares repurchased	171,666	916,678	810,622			223,751				1,207,465
Number of shares repurchased and retired at a cost | $	$ 1,972	$ 9,904	$ 9,604			$ 2,447				$ 16,822
Class A Ordinary Shares
Class Of Stock [Line Items]
Number of voting rights										1
Class B Ordinary Shares
Class Of Stock [Line Items]
Number of voting rights										20
IPO | Class A Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares								15,000,000
Green Shoes Options | Class A Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares							2,250,000
American Depositary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares								17,250,000
American Depositary Shares | Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares issued												10,000,000
Common stock, price per share | $ / shares												$ 19.00
Ms. M
Class Of Stock [Line Items]
Percentage of shares held									72.60%
Ms. H
Class Of Stock [Line Items]
Percentage of shares held									20.00%
Mr. He
Class Of Stock [Line Items]
Common stock, shares issued									3,565,130
Percentage of shares held									7.40%
Yang's Family
Class Of Stock [Line Items]
Common stock, shares issued									92,590,000
Percentage of shares held									92.60%
Impetus
Class Of Stock [Line Items]
Shares issued for exchange of equity interest					99,999,990				99,999,990
Percentage of equity interest acquired					100.00%				100.00%								100.00%
Impetus | Mr. He
Class Of Stock [Line Items]
Common stock, shares issued																	3,844,870